Schedule of Fair Value Assumptions of Conversion Features (Details)		12 Months Ended
	Apr. 20, 2023	Dec. 31, 2020
Unbrokered private placement of convertible debt [member] | Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Warrant inputs		0.13
Unbrokered private placement of convertible debt [member] | Expected life measurement input [member]
IfrsStatementLineItems [Line Items]
Expected life (years)		1 year 3 days
Unbrokered private placement of convertible debt [member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Warrant inputs		228
Unbrokered private placement of convertible debt [member] | Dividend yield measurement input [member]
IfrsStatementLineItems [Line Items]
Warrant inputs		0
Warrants and conversion [member] | Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Warrant inputs	3.86
Warrants and conversion [member] | Expected life measurement input [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life (years)	2 years 10 days
Warrants and conversion [member] | Expected life measurement input [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life (years)	2 years 2 months 8 days
Warrants and conversion [member] | Historical volatility for shares, measurement input [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Warrant inputs	101.71
Warrants and conversion [member] | Historical volatility for shares, measurement input [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Warrant inputs	119.94
Warrants and conversion [member] | Dividend yield measurement input [member]
IfrsStatementLineItems [Line Items]
Warrant inputs	0